Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 19,719	R$ 19,329
Ending balance	17,330	19,719
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,262	26,129
Acquisitions	3,591	2,691
Rescissions / disposals	(1,278)	(253)
Exchange variation	3,967	(341)
Other	(339)	36
Ending balance	34,203	28,262
Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(8,002)	(6,232)
Rescissions / disposals	970	188
Exchange variation	(751)	27
Other	293	(86)
Ending balance	(9,725)	(8,002)
Amortization expense	(2,235)	(1,899)
Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(541)	(568)
Rescissions / disposals		58
Ending balance	(7,148)	(541)
Incresase	(6,607)	(31)
Goodwill and intangible assets from acquisition [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,158
Ending balance	8,187	11,158
Goodwill and intangible assets from acquisition [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,158	11,464
Acquisitions	287
Rescissions / disposals		(26)
Exchange variation	2,514	(285)
Other		5
Ending balance	13,959	11,158
Goodwill and intangible assets from acquisition [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(26)
Rescissions / disposals		R$ 26
Ending balance
Goodwill and intangible assets from acquisition [member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	(5,772)
Incresase	R$ (5,772)
Association for the promotion and offer of financial products and services [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	8.00%	8.00%
Beginning balance	R$ 1,461
Ending balance	686	R$ 1,461
Association for the promotion and offer of financial products and services [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,518	2,529
Rescissions / disposals		(4)
Exchange variation	320	22
Other	(16)	(29)
Ending balance	2,822	2,518
Association for the promotion and offer of financial products and services [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,057)	(867)
Rescissions / disposals		4
Exchange variation	(126)	(5)
Other	10	29
Ending balance	(1,347)	(1,057)
Amortization expense	(174)	R$ (218)
Association for the promotion and offer of financial products and services [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	(789)
Incresase	R$ (789)
Software acquired [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 2,522
Ending balance	2,600	R$ 2,522
Software acquired [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,899	5,247
Acquisitions	795	789
Rescissions / disposals	(1,121)	(93)
Exchange variation	901	(84)
Other	10	40
Ending balance	6,484	5,899
Software acquired [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,206)	(2,501)
Rescissions / disposals	834	28
Exchange variation	(451)	45
Other	(32)	(103)
Ending balance	(3,680)	(3,206)
Amortization expense	(825)	(675)
Software acquired [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(171)	(225)
Rescissions / disposals		58
Ending balance	(204)	(171)
Incresase	R$ (33)	R$ (4)
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 2,849
Ending balance	3,993	R$ 2,849
Internally developed software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,716	4,529
Acquisitions	1,968	1,187
Rescissions / disposals	(20)
Ending balance	7,664	5,716
Internally developed software [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,497)	(1,823)
Other	(12)
Ending balance	(3,288)	(2,497)
Amortization expense	(779)	(674)
Internally developed software [member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(370)	(343)
Ending balance	(383)	(370)
Incresase	(13)	(27)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,729
Ending balance	R$ 1,864	R$ 1,729
Other intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	10.00%	10.00%
Other intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Other intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 2,971	R$ 2,360
Acquisitions	541	715
Rescissions / disposals	(137)	(130)
Exchange variation	232	6
Other	(333)	20
Ending balance	3,274	2,971
Other intangible assets [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,242)	(1,015)
Rescissions / disposals	136	130
Exchange variation	(174)	(13)
Other	327	(12)
Ending balance	(1,410)	(1,242)
Amortization expense	R$ (457)	R$ (332)